Debt - Additional Information (Detail) (USD $)	12 Months Ended								1 Months Ended	3 Months Ended					1 Months Ended					1 Months Ended						1 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended																								1 Months Ended		1 Months Ended				1 Months Ended
	Oct. 31, 2012 Entity	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Navistar Financial Corporation	Oct. 31, 2012 2014	Oct. 31, 2012 2013	Oct. 31, 2012 Manufacturing Operations	Oct. 31, 2011 Manufacturing Operations	Jan. 31, 2012 Manufacturing Operations Promissory Note With Lessor In Cherokee Alabama	Oct. 31, 2012 Manufacturing Operations Line of Credit	Oct. 31, 2012 Manufacturing Operations Line of Credit Base Rate	Oct. 31, 2012 Manufacturing Operations Line of Credit Eurodollar	Oct. 31, 2012 Manufacturing Operations Line of Credit London Interbank Offered Rate (LIBOR) Minimum	Aug. 31, 2012 Manufacturing Operations Line of Credit Required Maximum Balance For Maturity Date	Aug. 31, 2012 Manufacturing Operations Asset Based Credit Facility Y	Jun. 30, 2012 Manufacturing Operations Asset Based Credit Facility	Nov. 30, 2011 Manufacturing Operations Asset Based Credit Facility	Oct. 31, 2012 Manufacturing Operations Asset Based Credit Facility	Oct. 31, 2011 Manufacturing Operations Asset Based Credit Facility	Aug. 31, 2012 Manufacturing Operations Asset Based Credit Facility Prior to Amendment Y	Oct. 31, 2012 Manufacturing Operations Asset Based Credit Facility Base Rate Minimum	Oct. 31, 2012 Manufacturing Operations Asset Based Credit Facility Base Rate Maximum	Oct. 31, 2012 Manufacturing Operations Asset Based Credit Facility London Interbank Offered Rate (LIBOR)	Oct. 31, 2012 Manufacturing Operations Asset Based Credit Facility London Interbank Offered Rate (LIBOR) Minimum	Oct. 31, 2012 Manufacturing Operations Asset Based Credit Facility London Interbank Offered Rate (LIBOR) Maximum	Oct. 31, 2009 Manufacturing Operations Notes Payable to Banks	Oct. 31, 2012 Manufacturing Operations Notes Payable to Banks	Oct. 31, 2011 Manufacturing Operations Notes Payable to Banks	Oct. 31, 2012 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption, Scenario One Maximum	Nov. 02, 2011 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption Scenario Two	Nov. 03, 2011 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption Scenario Two	Jan. 31, 2012 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption Scenario Two	Oct. 31, 2012 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption Scenario Two	Oct. 31, 2012 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption Scenario Two Maximum	Oct. 31, 2012 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption Scenario Three	Oct. 31, 2012 Manufacturing Operations Notes Payable to Banks Debt Instrument Redemption Scenario Three Treasury Rate	Oct. 31, 2009 Manufacturing Operations Convertible Subordinated Debt	Oct. 31, 2012 Manufacturing Operations Convertible Subordinated Debt	Oct. 31, 2011 Manufacturing Operations Convertible Subordinated Debt	Oct. 31, 2009 Manufacturing Operations Convertible Subordinated Debt Call Option	Oct. 31, 2012 Manufacturing Operations Convertible Subordinated Debt Minimum D	Oct. 31, 2012 Manufacturing Operations Convertible Subordinated Debt Maximum	Oct. 31, 2009 Manufacturing Operations Term Loan Facility and Synthetic Revolving Facility Y	Oct. 31, 2012 Manufacturing Operations Debt Of Majority Owned Dealerships	Oct. 31, 2012 Manufacturing Operations Tax Exempt Bond	Oct. 31, 2010 Manufacturing Operations Tax Exempt Bond Illinois Finance Authority Recovery Zone Facility Revenue Bond	Oct. 31, 2010 Manufacturing Operations Tax Exempt Bond County Of Cook Recovery Zone Facility Revenue Bonds	Sep. 30, 2011 Manufacturing Operations Promissory Note Installment	Sep. 30, 2011 Manufacturing Operations Promissory Note London Interbank Offered Rate (LIBOR)	Oct. 31, 2012 Manufacturing Operations Prior to November 1, 2012 Notes Payable to Banks Debt Instrument Redemption, Scenario One	Oct. 31, 2012 Manufacturing Operations November 1, 2014 Notes Payable to Banks Debt Instrument Redemption, Scenario One	Oct. 31, 2012 Manufacturing Operations November 1, 2015 Notes Payable to Banks Debt Instrument Redemption, Scenario One	Oct. 31, 2012 Manufacturing Operations Debt Instrument Redemption Period Four Notes Payable to Banks Debt Instrument Redemption, Scenario One	Oct. 31, 2012 Manufacturing Operations Debt Instrument Redemption Period Five Notes Payable to Banks Debt Instrument Redemption, Scenario One	Oct. 31, 2012 Manufacturing Operations October 15, 2020 Tax Exempt Bond	Oct. 31, 2012 Financial Services Operations	Oct. 31, 2011 Financial Services Operations	Oct. 31, 2012 Financial Services Operations Special Purpose Entity	Oct. 31, 2011 Financial Services Operations Special Purpose Entity	Oct. 31, 2012 Financial Services Operations International Truck Leasing Corporation	Oct. 31, 2011 Financial Services Operations International Truck Leasing Corporation	Oct. 31, 2012 Financial Services Operations Navistar Leasing Company	Oct. 31, 2011 Financial Services Operations Navistar Leasing Company	Oct. 31, 2012 Financial Services Operations United States Dollars And Mexican Pesos	Oct. 31, 2011 Financial Services Operations United States Dollars And Mexican Pesos	Oct. 31, 2012 Financial Services Operations United States of America, Dollars [Member]	Oct. 31, 2011 Financial Services Operations United States of America, Dollars [Member]	Oct. 31, 2012 Financial Services Operations Mexico, Pesos [Member]	Oct. 31, 2011 Financial Services Operations Mexico, Pesos [Member]	Oct. 31, 2012 Financial Services Operations Trac Funding Facility Borrowings Secured By Operating And Finance Leases	Mar. 31, 2012 Financial Services Operations Trac Funding Facility Borrowings Secured By Operating And Finance Leases	Aug. 31, 2012 Financial Services Operations VFN Facility	Jul. 31, 2012 Financial Services Operations VFN Facility	Dec. 31, 2011 Financial Services Operations Bank Facility Y	Dec. 31, 2011 Financial Services Operations Bank Facility Term Loan	Dec. 31, 2011 Financial Services Operations Bank Facility Term Loan Installment Payments Set One Installment	Dec. 31, 2011 Financial Services Operations Bank Facility Term Loan Installment Payments Set Two Installment	Dec. 31, 2011 Financial Services Operations Bank Facility Revolving Credit Facility	Dec. 31, 2011 Financial Services Operations Bank Facility Revolving Credit Facility Mexican Finance Subsidiary	Aug. 31, 2012 Financial Services Operations Funding Facility To Support Trade Receivables Navistar Financial, S.A. de C.V., SOFOM, E.N.R Y	May 31, 2012 Financial Services Operations Asset Backed Securities	Jun. 30, 2012 Financial Services Operations Asset Backed Securities Navistar Financial Retail Receivables Corporation
Debt Instrument [Line Items]
Line of Credit Facility, Covenant Compliance, Convertible Debt Principal Amount, Maximum										$ 1,000,000,000
Line of Credit Facility, Maximum Borrowing Capacity														100,000,000	175,000,000				355,000,000																								1,500,000,000																															840,000,000	340,000,000			500,000,000	200,000,000	95,000,000
Number of Subsidiaries	15
Debt Instrument, Basis Spread on Variable Rate											4.50%	5.50%	1.50%								1.75%	2.25%	2.75%	2.75%	3.25%																								2.75%
Line Of Credit Facility Term															4.75					5																							5																															5						5
Line of Credit Facility, Periodic Payment										2,500,000
Debt Instrument, Face Amount																										1,000,000,000											570,000,000								225,000,000	135,000,000	90,000,000	40,000,000																						125,000,000	100,000,000	750,000,000	500,000,000
Debt instrument, interest rate, stated percentage																										8.25%	8.25%										3.00%	3.00%							6.50%
Proceeds from Issuance of Senior Long-term Debt																										947,000,000
Unamortized discount	87,000,000						87,000,000			9,000,000																37,000,000	28,000,000	33,000,000										50,000,000	73,000,000																	0
Debt Related Commitment Fees and Debt Issuance Costs																										16,000,000
Debt Instrument, Interest Rate, Effective Percentage																											8.96%
Debt instruments, percent of aggregate principal amount redeemable																													35.00%
Percent of redemption price equal to principal amount																																	103.00%		100.00%															108.25%	104.125%	102.75%	101.375%	100.00%	100.00%
Debt Instrument, Redemption Price, Principal Amount Redeemed																																		50,000,000
Early Repayment of Senior Debt																														50,000,000	50,000,000		100,000,000
Gains (Losses) on Extinguishment of Debt																																8,000,000
Debt Instrument, Redemption Period																																	12 months
Percent of principal for applicable premium																																			1.00%
Debt Instrument, Redemption, Premium, Spread over Variable Rate																																				0.50%
Proceeds from Convertible Debt																																					553,000,000
Payments of Debt Issuance Costs	57,000,000	11,000,000	35,000,000																																		17,000,000
Number of trading days																																									20
Number of consecutive trading days																																						30 days
Debt Instrument Convertible Early Conversion Price Percent																																						130.00%
Debt Instrument, Convertible, Measurement Period																																						5 days
Debt Instrument, Convertible, Measurement Period, Business Days																																						5 days
Debt Instrument Convertible Conversion Ratio Basis																																						1,000
Debt Instrument, Convertible, Conversion Price																																						$ 50.27
Debt Instrument, Convertible, Conversion Ratio																																						19.891
Threshold percentage of last reported sale price of common stock																																										98.00%
Debt Instrument Convertible Trading Day Observation Period Length																																						40 days
Debt Instrument Convertible Conversion Price Percent																																						100.00%
Payments for Derivative Instrument, Investing Activities																																								125,000,000
Option Indexed to Issuer's Equity, Indexed Shares																																								11,337,870
Option Indexed to Issuer's Equity, Strike Price																																								50.27
Proceeds from Issuance of Warrants																																					87,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																					11,337,870
Class of Warrant or Right, Exercise Price of Warrants or Rights																																					60.14
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																																												4.90%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																																												6.80%
Present Value of Future Minimum Lease Payments, Sale Leaseback Transactions							79,000,000	113,000,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement					37,000,000	42,000,000
Capital Lease Obligations							4,000,000	5,000,000
Long-term Debt									40,000,000																																																	1,100,000,000	1,700,000,000					414,000,000	348,000,000
Debt Instrument, Principal Repayment Term									10 years																																							4 years
Long-term Debt, Fair Value									58,000,000
Proceeds from Issuance of Long-term Debt																																													170,000,000
Debt Instrument, Number Of Installment Payments																																																16																												8	11
Proceeds from Lines of Credit																138,000,000	100,000,000
Line of Credit Facility, Amount Outstanding																		0
Loans Payable to Bank																																																																																		502,000,000
Extinguishment of debt, amount																																																																																	372,000,000
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position																																																								1,300,000,000	1,900,000,000
Debt Instrument, Periodic Payment, Principal																																																																												4,000,000	9,000,000
Debt instrument, percentage of borrowings denominated in countries currency																																																																		20.00%	21.00%	80.00%	79.00%
Commercial Paper																																																																31,000,000	70,000,000
Secured Debt																																																												74,000,000	64,000,000	4,000,000	6,000,000
Loans Pledged as Collateral																																																												86,000,000	70,000,000
Fixed charge coverage ratio				125.00%
Payments to subsidiary to meet convenant requirement	$ 0	$ 0	$ 0